UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21694
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                      MELLON OPTIMA L/S STRATEGY FUND, LLC
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               (Exact name of registrant as specified in charter)

                             Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
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               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000
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                        Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2006 - June 30, 2007
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ITEM 1. PROXY VOTING RECORD:

The Mellon Optima L/S Strategy Fund, LLC did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON OPTIMA L/S STRATEGY FUND, LLC

By:      /S/ PATRICK J. SHEPPARD
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         Patrick J. Sheppard, President

Date:    August 6, 2007